Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Total Accounts and Notes Receivable

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	December 31,
	2013	2012
	(Dollars in Thousands)
Trade	$270,498	$176,082
Notes receivable	244	650
Allowance for doubtful accounts(1)	(12,853)	(8,117)

Total accounts and notes receivable, net of allowance for bad debt	$257,889	$168,615

(1)	Additional information on the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011 is reported on Schedule II — Valuation and Qualifying Accounts.

Summary of Depreciable Lives for Different Categories of Property Plant and Equipment

Depreciable lives for different categories of property, plant and equipment are as follows:

Land drilling equipment	3 to 20 years
Barge drilling equipment	3 to 20 years
Drill pipe, rental tools and other	4 to 10 years
Buildings and improvements	5 to 30 years